UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09161

        Nuveen California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:         11/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund (NAC)
	November 30, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.9% (1.3% of Total Investments)
$ 1,330	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$1,295,553
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
5,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	5,837,260
	Bonds, Series 2003A-1, 6.250%, 6/01/33

6,530	Total Consumer Staples			7,132,813

	Education and Civic Organizations – 2.3% (1.6% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/35 at 100.00	A3	304,668
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	214,952
265	5.000%, 11/01/25	11/15 at 100.00	A2	283,168
615	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	678,843
	University, Series 2003, 6.500%, 10/01/23
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 100.00	AAA	3,265,380
	Aquarium of the South Pacific, Series 2001, 5.500%, 11/01/17 – AMBAC Insured
3,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%, 5/15/17 –	5/13 at 100.00	AAA	3,808,245
	AMBAC Insured

7,870	Total Education and Civic Organizations			8,555,256

	Health Care – 10.6% (7.3% of Total Investments)
2,160	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	2,283,466
	Health System/West, Series 2003A, 5.000%, 3/01/15
1,990	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	2,096,565
	Series 2005, 5.000%, 11/15/34
9,280	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	9,752,909
	Series 2006, 5.000%, 3/01/41
3,095	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,349,626
	Series 2001C, 5.250%, 8/01/31
8,000	Central California Joint Powers Health Finance Authority, Certificates of Participation,	2/10 at 101.00	Baa2	8,450,000
	Community Hospitals of Central California Obligated Group, Series 2000, 6.000%, 2/01/30
10,500	Duarte, California, Certificates of Participation, City of Hope National Medical Center,	4/09 at 101.00	A–	10,829,280
	Series 1999A, 5.250%, 4/01/31
2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	A+	2,693,575
	Series 2002, 5.600%, 6/01/22

37,525	Total Health Care			39,455,421

	Housing/Multifamily – 8.0% (5.5% of Total Investments)
5,170	California Statewide Community Development Authority, GNMA Collateralized Housing Revenue	8/12 at 105.00	Aaa	5,850,889
	Refunding Bonds, Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37
7,250	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine	No Opt. Call	BBB	7,390,360
	Apartment Communities Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)
5,000	Contra Costa County, California, Multifamily Housing Revenue Bonds, Delta View Apartments	6/09 at 102.00	N/R	5,247,750
	Project, Series 1999C, 6.750%, 12/01/30 (Alternative Minimum Tax)
320	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	333,168
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
1,725	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+	1,874,540
	Home Park, Series 2003A, 5.750%, 9/15/38
1,120	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	1,215,222
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
7,500	San Bernardino County Housing Authority, California, Multifamily Housing Revenue Refunding	No Opt. Call	A–	7,745,700
	Bonds, Equity Residential Properties/Redlands Lawn and Tennis Apartments, Series 1999A,
	5.200%, 6/15/29 (Mandatory put 6/15/09)

28,085	Total Housing/Multifamily			29,657,629

	Housing/Single Family – 0.3% (0.2% of Total Investments)
845	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AAA	915,921
	8/01/30 – FGIC Insured (Alternative Minimum Tax)

	Industrials – 0.7% (0.4% of Total Investments)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	2,106,100
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Long-Term Care – 2.4% (1.6% of Total Investments)
8,500	Riverside County Public Financing Authority, California, Certificates of Participation, Air	5/09 at 101.00	BBB–	8,845,185
	Force Village West, Series 1999, 5.800%, 5/15/29

	Tax Obligation/General – 20.5% (14.1% of Total Investments)
2,000	California, General Obligation Bonds, Series 2003, 5.250%, 11/01/19 – RAAI Insured	11/13 at 100.00	AA	2,185,100
	California, General Obligation Bonds, Series 2004:
5,000	5.125%, 4/01/23	4/14 at 100.00	A+	5,388,900
4,150	5.125%, 4/01/25	4/14 at 100.00	A+	4,461,831
	California, General Obligation Refunding Bonds, Series 2002:
8,000	5.000%, 2/01/12	No Opt. Call	A+	8,548,960
4,435	6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	AAA	5,269,667
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/16 at 100.00	AAA	5,441,350
	2006B, 5.000%, 8/01/24 – FSA Insured
5,000	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AAA	6,201,800
	2002A, 6.000%, 8/01/26 – MBIA Insured
10,845	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AAA	11,615,320
	5.000%, 7/01/19 – MBIA Insured
3,335	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	3,674,903
	Series 2004A, 5.250%, 8/01/21 – FSA Insured
5,210	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series	7/14 at 101.00	Aaa	5,548,233
	2005, 5.000%, 7/01/35 – FGIC Insured
1,750	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/08 at 101.00	AAA	1,809,412
	2001, 5.125%, 8/01/21 – FSA Insured
575	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	618,706
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
5,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	5,527,050
	Series 2003E, 5.250%, 7/01/20 – FSA Insured
2,975	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/16 at 101.00	AAA	3,054,746
	Series 2006G-1, 4.500%, 7/01/29 – FSA Insured (UB)
2,865	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation	8/16 at 100.00	AAA	3,142,103
	Bonds, Series 2006, 5.000%, 8/01/21 – MBIA Insured
3,605	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	3,854,502
	Bonds, Series 2003B, 5.000%, 8/01/21 – FSA Insured

69,745	Total Tax Obligation/General			76,342,583

	Tax Obligation/Limited – 27.9% (19.2% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,000	5.500%, 9/01/24	9/14 at 102.00	N/R	1,064,750
615	5.800%, 9/01/35	9/14 at 102.00	N/R	659,674
1,990	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Refunding	9/12 at 100.00	AAA	2,117,101
	Bonds, Series 2002A, 5.125%, 9/02/24 – FSA Insured
	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital
	Improvement Revenue Bonds, Series 2001:
1,110	5.375%, 11/01/18 – FSA Insured	11/11 at 100.00	AAA	1,200,931
1,165	5.375%, 11/01/19 – FSA Insured	11/11 at 100.00	AAA	1,260,437
3,895	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	4,285,279
2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	2,138,640
	Facilities District 90-2 - Talega, Series 2003, 6.000%, 9/01/33
710	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	765,494
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
2,135	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax	9/16 at 101.00	AAA	2,310,262
	Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured (UB)
3,490	Fontana, California, Senior Special Tax Refunding Bonds, Heritage Village Community Facilities	9/08 at 102.00	AAA	3,653,262
	District 2, Series 1998A, 5.250%, 9/01/17 – MBIA Insured
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	1,208,048
	6.000%, 9/01/34
3,980	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A,	3/12 at 101.00	AAA	4,343,772
	5.500%, 3/01/22 – AMBAC Insured
	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A:
540	5.000%, 9/01/20 – XLCA Insured	9/15 at 100.00	AAA	584,280
2,850	5.000%, 9/01/35 – XLCA Insured	9/15 at 100.00	AAA	3,029,322
4,500	Inglewood Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Area	No Opt. Call	AAA	5,168,070
	Redevelopment Project, Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
345	5.000%, 9/01/26	9/16 at 100.00	N/R	350,703
795	5.125%, 9/01/36	9/16 at 100.00	N/R	816,433
675	Lammersville School District, San Joaquin County, California, Community Facilities District	9/16 at 100.00	N/R	693,198
	2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,242,100
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
1,985	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R	2,211,786
	Series 2003A, 6.500%, 9/01/25
1,360	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R	1,426,341
	Series 2004, 6.000%, 9/01/34
1,290	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	1,373,115
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
5,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/08 at 101.00	AAA	5,140,000
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 – AMBAC Insured
3,555	Los Angeles County Public Works Financing Authority, California, Revenue Bonds, Regional Park	10/07 at 101.00	AA	3,632,641
	and Open Space District, Series 1997A, 5.000%, 10/01/16
1,000	Los Banos Redevelopment Agency, California, Project Tax Allocation Bonds, Los Banos	9/16 at 100.00	AA	1,054,810
	Redevelopment Project, Series 2006, 5.000%, 9/01/36 – RAAI Insured
1,530	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AAA	1,627,889
	Participation, Series 2005, 5.000%, 3/01/24 – FSA Insured
9,200	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Series	3/11 at 102.00	AAA	9,790,916
	2001, 5.000%, 3/01/19 – MBIA Insured
	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,
	Series 2006D:
550	5.000%, 9/01/26 (WI/DD, Settling 12/07/06)	3/07 at 103.00	N/R	563,398
250	5.000%, 9/01/33 (WI/DD, Settling 12/07/06)	3/07 at 103.00	N/R	254,718
3,290	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	AAA	3,652,558
	District Redevelopment Project, Series 2003, 5.500%, 9/01/16 – FGIC Insured
5,600	Palm Springs Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	11/11 at 101.00	AAA	5,916,120
	Project, Series 2001A, 5.000%, 11/01/22 – MBIA Insured
1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged	12/14 at 100.00	AAA	1,069,670
	Redevelopment Project Areas, Series 2004, 5.000%, 12/01/24 – AMBAC Insured
8,100	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/10 at 102.00	AAA	8,883,270
	Project, Series 2000, 5.750%, 6/15/33 – MBIA Insured
620	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	659,947
	2005A, 5.000%, 9/01/35 – XLCA Insured
1,860	Riverside Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Project	8/13 at 100.00	AAA	2,011,664
	Areas, Series 2003, 5.250%, 8/01/22 – MBIA Insured
770	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	814,414
	8/01/25 – AMBAC Insured
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	2,904,475
	5.400%, 11/01/20 – AMBAC Insured
1,150	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	1,236,963
	Series 2003C, 6.000%, 9/01/33
2,695	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AAA	2,917,284
	Series 2002B, 5.250%, 6/01/19 – AMBAC Insured
1,595	San Marcos Public Facilities Authority, California, Special Tax Bonds, Community Facilities	9/09 at 102.00	N/R	1,676,106
	District 99-1, Series 2003B, 6.000%, 9/01/24
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	3,208,936
	District 01-1, Series 2003B, 7.000%, 9/01/38
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,164,080
	District 01-1, Series 2004B, 6.000%, 9/01/39
1,350	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,477,292
	District 2001-1, Series 2004A, 6.125%, 9/01/39

95,980	Total Tax Obligation/Limited			103,560,149

	Transportation – 18.5% (12.8% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,545,630
	2006, 5.000%, 4/01/31
8,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/10 at 101.00	BBB–	8,484,802
	Bonds, Series 1999, 5.750%, 1/15/40
8,515	Los Angeles Harbors Department, California, Revenue Refunding Bonds, Series 2001B, 5.500%,	8/11 at 100.00	AAA	9,119,139
	8/01/18 – AMBAC Insured (Alternative Minimum Tax)
120	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/14 at 102.00	N/R	124,669
	Bonds, Series 2006, 5.450%, 7/01/20 (Alternative Minimum Tax)
23,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	AAA	24,527,199
	(Alternative Minimum Tax)
23,275	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	24,995,022
	Airport, Second Series 2000, Issue 24A, 5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)

64,490	Total Transportation			68,796,461

	U.S. Guaranteed – 36.4% (25.1% of Total Investments) (4)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
1,500	5.375%, 5/01/17 (Pre-refunded 5/01/12) – XLCA Insured	5/12 at 101.00	AAA	1,656,000
9,750	5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,644,368
15,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3 (4)	16,292,999
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
8,400	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System,	10/08 at 101.00	AAA	8,740,704
	Series 1998B, 5.250%, 10/01/14 (ETM)
5,000	California Statewide Community Development Authority, Certificates of Participation, Pride	11/09 at 102.00	N/R (4)	5,621,900
	Industries and Pride One Inc., Series 1999, 7.250%, 11/01/29 (Pre-refunded 11/01/09)
10,900	Los Angeles Unified School District, California, General Obligation Bonds, Series 1999C,	7/09 at 101.00	AAA	11,501,680
	5.250%, 7/01/24 (Pre-refunded 7/01/09) – MBIA Insured
	Northern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2001A:
2,500	5.250%, 6/01/31 (Pre-refunded 6/01/11)	6/11 at 100.00	AAA	2,685,650
4,500	5.375%, 6/01/41 (Pre-refunded 6/01/11)	6/11 at 100.00	AAA	4,857,435
5,840	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A,	8/09 at 101.00	AA+ (4)	6,176,559
	5.375%, 8/15/29 (ETM)
4,000	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A,	8/09 at 101.00	AA+ (4)	4,241,720
	5.375%, 8/15/29 (Pre-refunded 8/15/09)
4,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/16	7/10 at 100.00	AAA	4,298,600
	(Pre-refunded 7/01/10) – MBIA Insured
24,060	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/08 at 102.00	AAA	25,015,903
	Project, Series 1998, 5.250%, 8/01/29 (Pre-refunded 8/01/08) – AMBAC Insured
2,860	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	3,110,793
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.250%,
	6/01/27 (Pre-refunded 6/01/12)
700	University of California, Certificates of Participation, San Diego and Sacramento Campus	1/10 at 101.00	Aa2 (4)	732,893
	Projects, Series 2002A, 5.250%, 1/01/22 (Pre-refunded 1/01/10)
6,000	University of California, Revenue Bonds, Multiple Purpose Projects, Series 2000K, 5.000%,	9/08 at 101.00	AA (4)	6,207,840
	9/01/12 (Pre-refunded 9/01/08)
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2002O:
10,770	5.000%, 9/01/20 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 101.00	AAA	11,394,337
11,305	5.000%, 9/01/21 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 101.00	AAA	11,960,350

127,085	Total U.S. Guaranteed			135,139,731

	Utilities – 7.5% (5.1% of Total Investments)
3,630	Imperial Irrigation District, California, Certificates of Participation, Electric System	11/13 at 100.00	AAA	3,927,987
	Revenue Bonds, Series 2003, 5.250%, 11/01/23 – FSA Insured
7,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AAA	7,438,410
	2001A-1, 5.250%, 7/01/21 – FSA Insured
8,370	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AAA	8,998,169
	2001A-2, 5.375%, 7/01/19 – MBIA Insured
5,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	5,914,810
	2005A-1, 5.000%, 7/01/31 – FSA Insured
1,270	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	1,369,212
	9/01/31 – XLCA Insured

25,770	Total Utilities			27,648,588

	Water and Sewer – 8.4% (5.8% of Total Investments)
9,165	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AAA	9,812,691
	Series 2001W, 5.250%, 12/01/22 – FSA Insured
875	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	941,509
	5.000%, 4/01/36 – MBIA Insured
2,500	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 – AMBAC	4/16 at 100.00	AAA	2,702,150
	Insured
835	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AAA	898,761
	5.000%, 6/01/31 – MBIA Insured
8,250	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	8,927,655
2,250	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	2,440,305
	2006, 5.000%, 12/01/31 – FGIC Insured
5,115	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/12 at 100.00	AAA	5,497,807
	Series 2002A, 5.000%, 11/01/18 – MBIA Insured

28,990	Total Water and Sewer			31,220,878

$ 503,415	Total Investments (cost $505,637,264) – 145.4%			539,376,715

	Floating Rate Obligations – (0,9%)			(3,403,000)

	Other Assets Less Liabilities – 2.7%			9,966,559

	Preferred Shares, at Liquidation Value – (47.2)%			(175,000,000)

	Net Assets Applicable to Common Shares – 100%			$370,940,274

Forward Swaps outstanding at November 30, 2006:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

JPMorgan	$44,000,000	Receive	3 Month USD-LIBOR	5.547%	Semi-Annually	7/10/07	7/10/11	$(1,203,470)
JPMorgan	14,500,000	Pay	3 Month USD-LIBOR	5.813%	Semi-Annually	7/10/07	7/10/27	1,340,775
Morgan Stanley	24,500,000	Receive	3 Month USD-LIBOR	5.560%	Semi-Annually	7/10/07	7/10/12	(800,291)
Morgan Stanley	31,200,000	Pay	3 Month USD-LIBOR	5.691%	Semi-Annually	7/10/07	7/10/37	2,931,659

								$ 2,268,673

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

Futures Contracts outstanding at November 30, 2006:
					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	November 30, 2006	(Depreciation)

U.S. 10-Year Treasury Notes	Long	49	3/07	$5,350,188	$24,736

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At November 30, 2006, the cost of investments was $502,002,388.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2006, were as follows:

Gross unrealized:
Appreciation	$33,975,101
Depreciation	—

Net unrealized appreciation (depreciation) of investments	$33,975,101

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         January 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        January 29, 2007

* Print the name and title of each signing officer under his or her signature.